Commitments and Contingencies - Schedule of Lease Cost (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Lease cost:
Operating lease costs	$ 794,514	$ 836,503
Short-term lease cost	39,145	35,749
Variable lease cost	9,893	27,917
Total lease cost	843,552	900,169
Cash paid for amounts included in the measurement of lease liabilitie, Operating lease costs	269,915	354,691
Other than related parties [Member]
Lease cost:
Operating lease costs	269,915	352,911
Short-term lease cost	39,145	35,749
Variable lease cost	9,893	27,917
Cash paid for amounts included in the measurement of lease liabilitie, Operating lease costs	$ 269,915	$ 354,691
Weight-average remaining lease term-operating leases	4 months 24 days	1 year 3 months 18 days
Weight-average discount rate-operating leases	1.79%	1.79%
Related parties [Member]
Lease cost:
Operating lease costs	$ 524,599	$ 483,592
Short-term lease cost
Variable lease cost
Cash paid for amounts included in the measurement of lease liabilitie, Operating lease costs
Weight-average remaining lease term-operating leases		2 months 12 days
Weight-average discount rate-operating leases		10.00%
Aggregate [Member]
Lease cost:
Weight-average remaining lease term-operating leases	4 months 24 days	1 year 2 months 12 days
Weight-average discount rate-operating leases	1.79%	3.07%